Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Gross	$ 86,967	$ 82,774	$ 79,097
Accumulated depreciation and amortization	(68,559)	(65,812)	(62,435)
Property, Plant and Equipment, Net	55,937	47,184	39,623
Leasehold improvements
Property, Plant and Equipment, Gross	39,169	36,344	34,345
Furniture, computers and equipment
Property, Plant and Equipment, Gross	47,798	46,430	44,752
Construction in progress
Property, Plant and Equipment, Net	$ 37,529	$ 30,222	$ 22,961